Deutsche Investment Management Americas Inc.
                                    One Beacon Street
                                    Boston, MA 02108

                                    August 27, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE: DWS Global Thematic Fund and DWS Global Opportunities Fund (the "Funds"), a series of DWS Global/International Fund, Inc. (the "Corporation"); (Reg. Nos. 33-5724 and 811-4670)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds' Institutional Class shares pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 78 to the Corporation's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 22, 2008.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                   Very truly yours,


                                   /s/Scott D. Hogan
                                   Scott D. Hogan
                                   Vice President
                                   Deutsche Investment Management Americas Inc.

cc:      Adam M. Schlichtmann, Ropes & Gray LLP